Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment information
The following tables summarizes the Company's segment information and the consolidated totals reported (in thousands):

As of and for the Year Ended December 31, 2025	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,345,778	$7,048	$1,352,826
Less:
Depreciation and amortization	385,795	763	386,558
Interest and debt expense	261,643	1,852	263,495
Storage and handling	46,750	—	46,750
Repair costs	9,819	—	9,819
Other operating expenses	5,745	—	5,745
Administrative expenses(1)	106,186	1,125	107,311
Other (income)expenses(2)	3,656	—	3,656
Leasing margin	$526,184	$3,308	$529,492
Net trading margin	—	2,151	2,151
Net gain (loss) on sale of leasing equipment	22,221	—	22,221
Transaction and other costs			—
Income (loss) before income taxes			$553,864
Total assets	9,715,573	98,847	9,814,420
Purchases of leasing equipment and investments in finance leases(3)	$1,030,266	$—	$1,030,266

As of and for the Year Ended December 31, 2024	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,527,035	$7,801	$1,534,836
Less:
Depreciation and amortization	540,646	822	541,468
Interest and debt expense	259,236	705	259,941
Storage and handling	51,765	—	51,765
Repair costs	9,045	—	9,045
Other operating expenses	5,579	—	5,579
Administrative expenses(1)	90,130	1,071	91,201
Other (income)expenses(2)	(1,482)	—	(1,482)
Leasing margin	$572,116	$5,203	$577,319
Net trading margin	—	4,296	4,296
Net gain (loss) on sale of leasing equipment	12,369	—	12,369
Transaction and other costs			(26,986)
Income (loss) before income taxes			$566,998
Total assets	11,038,251	65,152	11,103,403
Purchases of leasing equipment and investments in finance leases(3)	$929,449	$—	$929,449

As of and for the Year Ended December 31, 2023	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,537,351	$6,441	$1,543,792
Less:
Depreciation and amortization	574,767	784	575,551
Interest and debt expense	239,844	994	240,838
Storage and handling	78,608	—	78,608
Repair costs	14,811	—	14,811
Other operating expenses	8,133	—	8,133
Administrative expenses(1)	86,774	2,065	88,839
Other (income)expenses(2)	(4,027)	—	(4,027)
Leasing margin	$538,441	$2,598	$541,039
Net trading margin	—	7,899	7,899
Net gain (loss) on sale of leasing equipment	58,615	—	58,615
Transaction and other costs	—	—	(79,000)
Income (loss) before income taxes			$528,553
Total assets	11,164,052	68,816	11,232,868
Purchases of leasing equipment and investments in finance leases(3)	$208,242	$—	$208,242

(1) Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases including $743.9 million of purchases of assets in connection with the GCI acquisition during the third quarter of 2025 as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

Geographic allocation of revenues for the periods indicated based on the customers primary domicile and allocates equipment trading revenue based on the location of sale
The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Year Ended December 31,
	2025	2024	2023
Total revenues:
Asia	$512,408	$559,938	$529,150
Europe	708,786	820,633	822,902
Americas	59,600	89,075	132,930
Bermuda	4,412	4,335	4,203
Other International	67,620	60,855	54,607
Total	$1,352,826	$1,534,836	$1,543,792
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Year Ended December 31,
	2025	2024	2023
Total equipment trading revenues:
Asia	$6,493	$14,367	$32,673
Europe	12,014	9,716	19,978
Americas	31,101	15,824	23,897
Bermuda	—	—	—
Other International	9,904	8,730	19,450
Total	$59,512	$48,637	$95,998